PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks 94.0%
Australia 7.4%
Adbri Ltd.	1,980	$5,143
Afterpay Ltd.*	967	69,217
AGL Energy Ltd.	2,640	14,002
ALS Ltd.	1,989	18,644
Altium Ltd.	479	11,990
Alumina Ltd.	10,323	12,646
AMP Ltd.	13,961	10,663
Ampol Ltd.	974	20,217
Ansell Ltd.	526	15,215
APA Group	4,891	34,355
Appen Ltd.	437	3,677
Aristocrat Leisure Ltd.	2,750	84,287
ASX Ltd.	802	45,362
Atlas Arteria Ltd.	4,063	18,743
Aurizon Holdings Ltd.	7,283	20,679
AusNet Services Ltd.	7,477	10,024
Australia & New Zealand Banking Group Ltd.	11,925	242,746
Bank of Queensland Ltd.	2,651	17,564
Beach Energy Ltd.	7,219	6,380
Bendigo & Adelaide Bank Ltd.	2,292	17,388
BHP Group Ltd.	12,345	483,029
BHP Group PLC	8,709	281,310
BlueScope Steel Ltd.	2,072	36,725
Boral Ltd.*	3,541	18,690
Brambles Ltd.	6,019	51,671
carsales.com Ltd.	892	14,353
Challenger Ltd.	2,694	11,242
Charter Hall Group, REIT	1,961	23,531
CIMIC Group Ltd.	367	5,571
Cleanaway Waste Management Ltd.	5,554	10,364
Cochlear Ltd.	265	47,958
Coles Group Ltd.	5,504	70,853
Commonwealth Bank of Australia	7,436	544,839
Computershare Ltd.	2,286	26,248
Crown Resorts Ltd.*	1,446	9,126
CSL Ltd.	1,904	405,895
CSR Ltd.	2,068	8,464
Deterra Royalties Ltd.	1,608	5,533
Dexus, REIT	4,455	33,646
Domain Holdings Australia Ltd.*	938	3,352
Domino’s Pizza Enterprises Ltd.	258	22,115
Downer EDI Ltd.	2,903	11,295
Endeavour Group Ltd.*	5,253	25,460

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Evolution Mining Ltd.	6,676	$20,447
Flight Centre Travel Group Ltd.*	594	6,587
Fortescue Metals Group Ltd.	6,762	123,632
Glencore PLC*	50,422	225,858
Goodman Group, REIT	7,707	128,225
GPT Group (The), REIT	8,848	30,348
Harvey Norman Holdings Ltd.	2,351	9,799
IDP Education Ltd.	577	11,975
IGO Ltd.	2,635	18,027
Iluka Resources Ltd.	1,737	12,692
Incitec Pivot Ltd.	7,934	15,677
Insurance Australia Group Ltd.	10,213	36,492
IOOF Holdings Ltd.	2,602	8,007
JB Hi-Fi Ltd.	462	16,318
Lendlease Corp. Ltd.	2,849	25,528
Macquarie Group Ltd.	1,372	157,937
Magellan Financial Group Ltd.	583	20,994
Medibank Private Ltd.	11,417	27,836
Metcash Ltd.	4,237	12,548
Mineral Resources Ltd.	577	26,807
Mirvac Group, REIT	16,305	34,252
National Australia Bank Ltd.	13,823	264,161
Newcrest Mining Ltd.	3,383	66,060
NEXTDC Ltd.*	1,877	17,686
Northern Star Resources Ltd.	4,712	35,378
Nufarm Ltd.*	1,263	3,995
Oil Search Ltd.	8,602	24,110
Orica Ltd.	1,682	15,277
Origin Energy Ltd.	7,278	21,986
Orora Ltd.	3,977	10,514
OZ Minerals Ltd.	1,338	22,791
Perpetual Ltd.	224	6,184
Platinum Asset Management Ltd.	1,246	3,747
Qantas Airways Ltd.*	3,049	10,306
QBE Insurance Group Ltd.	6,106	48,962
Qube Holdings Ltd.	6,087	13,103
Ramsay Health Care Ltd.	724	34,232
REA Group Ltd.	209	24,867
Reece Ltd.	1,128	19,488
Rio Tinto Ltd.	1,556	152,746
Rio Tinto PLC	4,578	388,900
Santos Ltd.	7,329	34,745
Scentre Group, REIT	21,496	41,085
SEEK Ltd.	1,445	31,151

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Seven Group Holdings Ltd.	683	$11,679
Shopping Centres Australasia Property Group, REIT	4,411	7,965
Sonic Healthcare Ltd.	1,979	58,447
South32 Ltd.	19,562	42,558
Star Entertainment Group Ltd. (The)*	4,452	11,196
Stockland, REIT	9,887	32,027
Suncorp Group Ltd.	5,315	45,162
Sydney Airport*	5,482	31,472
Tabcorp Holdings Ltd.	8,617	31,436
Telstra Corp. Ltd.	17,256	48,057
TPG Telecom Ltd.	1,473	6,704
Transurban Group	11,647	122,729
Treasury Wine Estates Ltd.	2,976	26,078
Vicinity Centres, REIT	15,616	17,871
Washington H Soul Pattinson & Co. Ltd.	387	9,308
Wesfarmers Ltd.	4,742	213,646
Westpac Banking Corp.	15,371	276,237
Whitehaven Coal Ltd.*	3,515	5,744
WiseTech Global Ltd.	348	7,879
Woodside Petroleum Ltd.	3,983	64,083
Woolworths Group Ltd.	5,312	151,879
Worley Ltd.	1,334	10,915
		6,324,744
Austria 0.3%
ams AG*	1,076	20,624
ANDRITZ AG	308	17,046
Erste Group Bank AG	1,177	46,089
Mondi PLC	2,007	55,726
OMV AG	588	31,694
Raiffeisen Bank International AG	535	12,775
Telekom Austria AG*	558	4,765
Verbund AG	274	25,443
voestalpine AG	462	20,483
		234,645
Belgium 0.8%
Ackermans & van Haaren NV	92	15,897
Ageas SA/NV	737	38,922
Anheuser-Busch InBev SA/NV	3,508	220,745
Elia Group SA/NV	145	17,061
Etablissements Franz Colruyt NV	211	11,993
Galapagos NV*	199	12,065

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Belgium (cont’d.)
Groupe Bruxelles Lambert SA	434	$50,405
KBC Group NV	1,179	95,076
Proximus SADP	579	11,920
Sofina SA	63	29,628
Solvay SA	287	38,381
Telenet Group Holding NV	174	6,522
UCB SA	500	54,138
Umicore SA	848	52,459
Warehouses De Pauw CVA, REIT	590	25,506
		680,718
Brazil 0.0%
Yara International ASA	698	36,777
Cambodia 0.0%
NagaCorp Ltd.	6,600	4,865
Chile 0.0%
Antofagasta PLC	1,413	29,564
China 0.6%
AAC Technologies Holdings, Inc.	2,700	16,191
BOC Hong Kong Holdings Ltd.	14,900	47,994
Budweiser Brewing Co. APAC Ltd., 144A	7,000	19,598
China Travel International Investment Hong Kong Ltd.*	16,000	2,312
Chow Tai Fook Jewellery Group Ltd.	7,200	15,138
ESR Cayman Ltd., 144A*	7,600	26,817
FIH Mobile Ltd.*	18,000	2,466
Kerry Logistics Network Ltd.	2,600	7,751
Lee & Man Paper Manufacturing Ltd.	6,000	4,485
Lenovo Group Ltd.	31,000	28,926
Microport Scientific Corp.	2,000	15,127
Minth Group Ltd.	3,300	13,936
MMG Ltd.*	10,000	5,131
Nexteer Automotive Group Ltd.	4,000	5,002
Prosus NV*	1,810	161,094
Shangri-La Asia Ltd.*	3,600	3,210
Shui On Land Ltd.*	15,500	2,478
SITC International Holdings Co. Ltd.	5,000	20,644
Sun Art Retail Group Ltd.*	6,500	4,057
Tingyi Cayman Islands Holding Corp.	8,400	15,141
Towngas China Co. Ltd.*	4,000	2,635
Uni-President China Holdings Ltd.	4,600	4,622

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Want Want China Holdings Ltd.	22,000	$14,841
Wharf Holdings Ltd. (The)	6,000	20,321
Wilmar International Ltd.	8,700	27,946
		487,863
Denmark 2.2%
Ambu A/S (Class B Stock)	774	28,679
AP Moller - Maersk A/S (Class A Stock)	18	48,232
AP Moller - Maersk A/S (Class B Stock)	24	66,751
Carlsberg A/S (Class B Stock)	406	75,142
Chr Hansen Holding A/S	426	38,330
Coloplast A/S (Class B Stock)	551	101,018
Danske Bank A/S	2,730	47,907
Demant A/S*	437	26,778
DSV Panalpina A/S	823	200,752
Genmab A/S*	252	113,894
GN Store Nord A/S	538	47,236
H. Lundbeck A/S	247	7,468
Novo Nordisk A/S (Class B Stock)	6,771	625,651
Novozymes A/S (Class B Stock)	822	64,563
Orsted A/S, 144A	803	119,714
Pandora A/S	401	51,917
ROCKWOOL International A/S (Class B Stock)	26	13,817
SimCorp A/S	168	23,375
Tryg A/S	1,242	30,759
Vestas Wind Systems A/S	4,226	156,044
		1,888,027
Finland 1.3%
Elisa OYJ	594	38,202
Fortum OYJ	1,787	49,288
Huhtamaki OYJ	381	20,315
Kesko OYJ (Class B Stock)	1,116	47,884
Kojamo OYJ	808	19,922
Kone OYJ (Class B Stock)	1,666	137,957
Metso Outotec OYJ	2,509	28,524
Neste OYJ	1,771	108,932
Nokia OYJ*	23,882	146,646
Nokian Renkaat OYJ	561	23,661
Nordea Bank Abp	14,991	176,063
Orion OYJ (Class B Stock)	423	18,027
Sampo OYJ (Class A Stock)	2,093	100,841
Stora Enso OYJ (Class R Stock)	2,378	47,087

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Finland (cont’d.)
UPM-Kymmene OYJ	2,208	$90,215
Wartsila OYJ Abp	2,018	30,390
		1,083,954
France 8.8%
Accor SA*	757	26,818
Adevinta ASA*	981	18,860
Aeroports de Paris*	117	14,181
Air Liquide SA	1,945	338,423
Airbus SE*	2,330	319,409
ALD SA, 144A	293	4,290
Alstom SA*	1,222	50,724
Amundi SA, 144A	235	21,726
Arkema SA	277	35,225
Atos SE	389	18,615
AXA SA	8,056	208,771
BioMerieux	176	20,998
BNP Paribas SA	4,535	276,750
Bollore SA	4,092	22,860
Bouygues SA	881	33,974
Bureau Veritas SA	1,172	38,705
Capgemini SE	665	143,945
Carrefour SA	2,402	44,664
Casino Guichard Perrachon SA*	312	8,814
Cie de Saint-Gobain	2,011	143,696
Cie Generale des Etablissements Michelin SCA	745	121,700
Cie Plastic Omnium SA	226	7,182
CNP Assurances	606	10,319
Covivio, REIT	207	19,444
Credit Agricole SA	4,835	67,374
Danone SA	2,515	185,038
Dassault Aviation SA	10	11,930
Dassault Systemes SE	2,787	154,169
Edenred	1,019	59,255
Eiffage SA	309	31,463
Electricite de France SA	2,122	25,837
Engie SA	6,869	91,532
EssilorLuxottica SA	1,235	233,360
Eurazeo SE	179	17,344
Faurecia SE	490	21,885
Gecina SA, REIT	213	33,781
Getlink SE	1,886	30,182
Hermes International	130	198,725
ICADE, REIT	132	12,092

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Iliad SA	59	$12,760
Imerys SA	162	7,508
Ipsen SA	143	15,291
JCDecaux SA*	282	7,686
Kering SA	307	275,277
Klepierre SA, REIT*	761	18,430
La Francaise des Jeux SAEM, 144A	371	19,856
Legrand SA	1,136	127,947
L’Oreal SA	1,008	461,481
LVMH Moet Hennessy Louis Vuitton SE	1,045	834,563
Neoen SA, 144A*	114	4,957
Orange SA	7,941	88,367
Orpea SA	203	25,783
Pernod Ricard SA	874	192,921
Publicis Groupe SA	925	58,410
Remy Cointreau SA*	102	22,430
Renault SA*	765	29,038
Rexel SA*	1,275	26,897
Rubis SCA	391	15,684
Safran SA	1,458	190,935
Sanofi	4,555	469,427
Sartorius Stedim Biotech	99	56,580
SCOR SE	636	17,804
SEB SA	139	23,092
Societe Generale SA	3,217	94,172
Sodexo SA*	360	30,698
SOITEC*	89	21,389
Suez SA	1,565	36,504
Technip Energies NV*	505	6,837
Teleperformance	241	101,715
Thales SA	416	43,651
TotalEnergies SE	10,160	442,069
Ubisoft Entertainment SA*	391	24,898
Unibail-Rodamco-Westfield, REIT*	559	46,438
Valeo	988	28,553
Veolia Environnement SA	2,126	69,861
Vinci SA	2,068	218,618
Vivendi SE	3,189	107,740
Wendel SE	113	15,867
Worldline SA, 144A*	1,038	97,280
		7,513,474
Germany 7.4%
1&1 AG	176	5,215

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
adidas AG	802	$291,694
Allianz SE	1,728	430,273
Aroundtown SA	4,970	38,936
Auto1 Group SE, 144A*	276	13,507
BASF SE	3,834	301,755
Bayer AG	4,118	245,516
Bayerische Motoren Werke AG	1,362	135,543
Bechtle AG	113	23,395
Beiersdorf AG	413	49,073
Brenntag SE	640	63,928
Carl Zeiss Meditec AG	152	33,877
Commerzbank AG*	4,309	27,702
Continental AG*	448	60,867
Covestro AG, 144A	746	47,994
CTS Eventim AG & Co. KGaA*	249	16,917
Daimler AG	3,521	314,625
Deutsche Bank AG*	8,721	109,259
Deutsche Boerse AG	780	130,133
Deutsche Lufthansa AG*	1,239	14,024
Deutsche Post AG	4,097	277,886
Deutsche Telekom AG	13,525	281,130
Deutsche Wohnen SE	1,425	88,958
DWS Group GmbH & Co. KGaA, 144A	153	7,230
E.ON SE	9,235	113,782
Evonik Industries AG	777	27,033
Evotec SE*	617	25,612
Fielmann AG	95	7,138
Fraport AG Frankfurt Airport Services Worldwide*	147	9,691
Fresenius Medical Care AG & Co. KGaA	841	66,248
Fresenius SE & Co. KGaA	1,670	87,878
FUCHS PETROLUB SE	150	6,004
GEA Group AG	743	32,980
Hannover Rueck SE	249	41,949
HeidelbergCement AG	616	54,721
Hella GmbH & Co. KGaA*	184	12,897
HelloFresh SE*	611	57,356
Henkel AG & Co. KGaA	420	38,183
HOCHTIEF AG	71	5,635
Infineon Technologies AG	5,455	208,451
KION Group AG	324	34,435
Knorr-Bremse AG	274	31,092
LANXESS AG	358	25,932
LEG Immobilien SE	299	47,332
Merck KGaA	552	113,161

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
METRO AG	519	$6,752
MTU Aero Engines AG	221	55,284
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	587	158,424
Nemetschek SE	227	20,070
ProSiebenSat.1 Media SE	647	12,311
Puma SE	413	50,753
Rational AG	14	15,224
Rheinmetall AG	185	17,791
RWE AG	2,702	96,262
SAP SE	4,645	665,900
Scout24 AG, 144A	353	30,287
Siemens AG	3,149	492,062
Siemens Energy AG*	1,557	42,440
Siemens Healthineers AG, 144A	1,148	75,880
Symrise AG	523	77,126
Talanx AG	220	9,367
TeamViewer AG, 144A*	665	22,420
Telefonica Deutschland Holding AG	2,731	7,383
thyssenkrupp AG*	1,912	19,083
Traton SE	207	6,508
TUI AG*(a)	3,024	14,237
Uniper SE	363	14,174
United Internet AG	507	21,082
Varta AG	59	10,248
Volkswagen AG	132	43,944
Vonovia SE	2,372	157,948
Wacker Chemie AG	62	9,148
Zalando SE, 144A*	930	103,368
		6,312,423
Hong Kong 2.4%
AIA Group Ltd.	50,800	610,947
ASM Pacific Technology Ltd.	1,300	16,815
Bank of East Asia Ltd. (The)	5,200	8,582
Brightoil Petroleum Holdings Ltd.*^	7,000	—
Cafe de Coral Holdings Ltd.	2,000	3,898
Cathay Pacific Airways Ltd.*	3,700	2,978
Champion REIT, REIT	7,000	3,984
CK Asset Holdings Ltd.	10,000	68,163
CK Infrastructure Holdings Ltd.	2,700	16,333
CLP Holdings Ltd.	6,900	71,248
Dah Sing Banking Group Ltd.	2,400	2,475
Dah Sing Financial Holdings Ltd.	800	2,527
Dairy Farm International Holdings Ltd.	1,200	4,517

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Guotai Junan International Holdings Ltd.	16,000	$2,417
Haitong International Securities Group Ltd.	7,000	1,807
Hang Lung Group Ltd.	3,800	9,311
Hang Lung Properties Ltd.	9,000	23,289
Hang Seng Bank Ltd.	3,000	57,468
Henderson Land Development Co. Ltd.	5,004	22,384
Hong Kong & China Gas Co. Ltd.	45,356	73,877
Hong Kong Exchanges & Clearing Ltd.	5,340	342,106
Hongkong Land Holdings Ltd.	4,700	21,346
Huabao International Holdings Ltd.	3,000	6,919
Hutchison Port Holdings Trust, UTS	15,800	3,711
Hysan Development Co. Ltd.	2,800	11,026
Jardine Matheson Holdings Ltd.	887	52,652
Johnson Electric Holdings Ltd.	1,500	3,514
Kerry Properties Ltd.	2,400	7,084
Lifestyle International Holdings Ltd.*	2,000	1,427
Link REIT, REIT	8,600	82,287
Man Wah Holdings Ltd.	7,000	14,088
Melco International Development Ltd.*	3,600	5,738
MTR Corp. Ltd.	6,000	35,580
New World Development Co. Ltd.	5,900	28,012
NWS Holdings Ltd.	6,000	6,061
PCCW Ltd.	16,000	8,384
Power Assets Holdings Ltd.	5,600	36,202
Shun Tak Holdings Ltd.*	6,000	1,740
Sino Land Co. Ltd.	15,600	23,895
Sun Hung Kai Properties Ltd.	6,000	86,022
Swire Pacific Ltd. (Class A Stock)	2,000	12,430
Swire Pacific Ltd. (Class B Stock)	2,900	2,962
Swire Properties Ltd.	4,800	13,661
Techtronic Industries Co. Ltd.	5,000	89,637
United Energy Group Ltd.	28,000	3,826
Vinda International Holdings Ltd.	1,000	2,824
Vitasoy International Holdings Ltd.	3,000	8,441
VTech Holdings Ltd.	600	5,952
WH Group Ltd., 144A	34,700	28,796
Wharf Real Estate Investment Co. Ltd.	6,500	36,701
Xinyi Glass Holdings Ltd.	8,000	29,961
Yue Yuen Industrial Holdings Ltd.*	2,700	5,715
		2,021,720

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Indonesia 0.0%
First Pacific Co. Ltd.	8,000	$2,672
Golden Agri-Resources Ltd.	26,400	4,495
		7,167
Ireland 0.6%
AIB Group PLC*	3,235	7,956
CRH PLC	3,286	163,975
Flutter Entertainment PLC*	706	120,198
Glanbia PLC	811	13,953
Kerry Group PLC (Class A Stock)	660	97,953
Kingspan Group PLC	626	68,186
Smurfit Kappa Group PLC	1,074	60,214
		532,435
Israel 0.5%
Airport City Ltd.*	413	7,051
Alony Hetz Properties & Investments Ltd.	408	5,564
Amot Investments Ltd.	580	3,832
Ashtrom Group Ltd.	171	3,666
Azrieli Group Ltd.	157	12,552
Bank Hapoalim BM*	4,909	39,156
Bank Leumi Le-Israel BM*	5,990	45,919
Bezeq The Israeli Telecommunication Corp. Ltd.*	8,238	8,813
Big Shopping Centers Ltd.*	39	5,478
Elbit Systems Ltd.	105	13,972
Electra Ltd.	7	3,935
Energix-Renewable Energies Ltd.	729	2,870
Enlight Renewable Energy Ltd.*	4,021	8,968
Fattal Holdings 1998 Ltd.*	30	2,628
First International Bank of Israel Ltd. (The)*	211	6,699
Gav-Yam Lands Corp. Ltd.	406	3,859
Gazit-Globe Ltd.	280	2,091
Harel Insurance Investments & Financial Services Ltd.	462	4,403
ICL Group Ltd.	2,873	20,888
Israel Discount Bank Ltd. (Class A Stock)*	4,825	22,688
Maytronics Ltd.	183	3,987
Melisron Ltd.*	63	4,654
Mivne Real Estate KD Ltd.	2,892	8,651
Mizrahi Tefahot Bank Ltd.*	564	17,123
Nice Ltd.*	262	73,242
Nova Ltd.*	119	11,611
OPC Energy Ltd.*	304	2,889
Paz Oil Co. Ltd.*	39	4,706

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Israel (cont’d.)
Phoenix Holdings Ltd. (The)	494	$4,741
Sapiens International Corp. NV	130	3,294
Shapir Engineering and Industry Ltd.	367	2,722
Shikun & Binui Ltd.*	905	5,137
Shufersal Ltd.	463	3,723
Strauss Group Ltd.	145	4,024
Teva Pharmaceutical Industries Ltd.*	4,080	39,315
Tower Semiconductor Ltd.*	424	11,755
		426,606
Italy 1.9%
A2A SpA	6,326	13,516
Amplifon SpA	534	26,419
Assicurazioni Generali SpA	5,495	109,749
Atlantia SpA*	2,038	36,878
Banca Mediolanum SpA	1,277	12,544
Buzzi Unicem SpA	386	10,193
Davide Campari-Milano NV	2,047	28,824
DiaSorin SpA	93	18,814
Enel SpA	32,532	301,798
Eni SpA	10,682	126,966
Ferrari NV	518	113,342
FinecoBank Banca Fineco SpA*	2,528	45,417
Hera SpA	3,262	13,853
Infrastrutture Wireless Italiane SpA, 144A	1,429	15,986
Intesa Sanpaolo SpA	69,542	192,408
Italgas SpA	2,028	13,729
Leonardo SpA*	1,657	13,082
Mediobanca Banca di Credito Finanziario SpA*	3,071	36,074
Moncler SpA	890	60,920
Nexi SpA, 144A*	1,810	38,892
Pirelli & C SpA, 144A	1,878	11,385
Poste Italiane SpA, 144A	1,890	25,055
PRADA SpA	2,300	18,307
Prysmian SpA	1,091	39,166
Recordati Industria Chimica e Farmaceutica SpA	417	25,849
Snam SpA	9,229	55,816
Telecom Italia SpA	44,002	19,436
Telecom Italia SpA, RSP	25,041	11,733
Terna SPA	5,839	46,443
UniCredit SpA	9,291	111,481
UnipolSai Assicurazioni SpA	2,039	5,704
		1,599,779

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan 21.6%
ABC-Mart, Inc.	100	$5,504
Acom Co. Ltd.	1,600	6,563
Activia Properties, Inc., REIT	3	13,608
Advance Residence Investment Corp., REIT	5	17,034
Advantest Corp.	870	77,086
Aeon Co. Ltd.	2,980	81,424
AEON Financial Service Co. Ltd.	410	5,044
Aeon Mall Co. Ltd.	530	8,057
AGC, Inc.	820	35,071
Aica Kogyo Co. Ltd.	180	6,338
Ain Holdings, Inc.	150	9,169
Air Water, Inc.	680	10,175
Aisin Corp.	700	28,387
Ajinomoto Co., Inc.	2,070	52,700
Alfresa Holdings Corp.	750	11,390
Alps Alpine Co. Ltd.	800	8,303
Amada Co. Ltd.	1,300	13,324
Amano Corp.	310	7,625
ANA Holdings, Inc.*	650	15,258
Anritsu Corp.	560	9,768
Aozora Bank Ltd.	520	11,694
Ariake Japan Co. Ltd.	70	4,055
As One Corp.	60	8,152
Asahi Group Holdings Ltd.	1,740	78,282
Asahi Intecc Co. Ltd.	800	21,605
Asahi Kasei Corp.	5,100	55,660
Asics Corp.	700	15,415
ASKUL Corp.	200	3,009
Astellas Pharma, Inc.	7,880	125,422
Azbil Corp.	500	19,479
Bandai Namco Holdings, Inc.	770	49,701
Bank of Kyoto Ltd. (The)	340	14,616
BayCurrent Consulting, Inc.	40	15,935
Benefit One, Inc.	200	6,585
Benesse Holdings, Inc.	320	7,353
Bic Camera, Inc.	600	6,192
Bridgestone Corp.	2,400	105,703
Brother Industries Ltd.	1,000	20,272
Calbee, Inc.	340	7,812
Canon Marketing Japan, Inc.	160	3,576
Canon, Inc.	4,180	95,504
Capcom Co. Ltd.	800	22,004
Casio Computer Co. Ltd.	900	14,625
Central Japan Railway Co.	804	116,899

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Chiba Bank Ltd. (The)	2,500	$14,213
Chubu Electric Power Co., Inc.	2,900	34,832
Chugai Pharmaceutical Co. Ltd.	2,720	100,098
Chugoku Bank Ltd. (The)	650	5,169
Chugoku Electric Power Co., Inc. (The)	1,280	11,576
Coca-Cola Bottlers Japan Holdings, Inc.	540	8,821
COMSYS Holdings Corp.	500	13,862
Concordia Financial Group Ltd.	4,600	16,469
Cosmo Energy Holdings Co. Ltd.	300	6,952
Cosmos Pharmaceutical Corp.	40	6,788
Credit Saison Co. Ltd.	650	7,709
CyberAgent, Inc.	1,560	28,121
Dai Nippon Printing Co. Ltd.	1,150	27,046
Daicel Corp.	1,180	9,819
Daido Steel Co. Ltd.	160	7,537
Daifuku Co. Ltd.	400	35,765
Dai-ichi Life Holdings, Inc.	4,400	80,982
Daiichi Sankyo Co. Ltd.	7,860	155,273
Daiichikosho Co. Ltd.	130	4,545
Daikin Industries Ltd.	1,110	230,442
Daio Paper Corp.	300	5,166
Daito Trust Construction Co. Ltd.	296	34,766
Daiwa House Industry Co. Ltd.	2,670	81,722
Daiwa House REIT Investment Corp., REIT	8	23,816
Daiwa Office Investment Corp., REIT	1	7,204
Daiwa Securities Group, Inc.	6,200	32,507
DeNA Co. Ltd.	410	7,736
Denka Co. Ltd.	390	13,517
Denso Corp.	1,930	132,393
Dentsu Group, Inc.	930	32,280
DIC Corp.	300	8,120
Disco Corp.	100	28,535
DMG Mori Co. Ltd.	500	7,789
Dowa Holdings Co. Ltd.	170	6,610
East Japan Railway Co.	1,530	101,958
Ebara Corp.	400	19,737
Eisai Co. Ltd.	1,114	91,667
Elecom Co. Ltd.	200	3,518
Electric Power Development Co. Ltd.	700	10,301
ENEOS Holdings, Inc.	12,410	51,973
Ezaki Glico Co. Ltd.	210	7,841
Fancl Corp.	300	9,512
FANUC Corp.	823	184,020
Fast Retailing Co. Ltd.	215	145,574

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Food & Life Cos. Ltd.	400	$16,278
FP Corp.	180	6,927
Fuji Electric Co. Ltd.	500	21,836
Fuji Kyuko Co. Ltd.	100	4,630
Fuji Media Holdings, Inc.	200	2,171
Fuji Oil Holdings, Inc.	160	3,618
FUJIFILM Holdings Corp.	1,460	104,493
Fujitsu General Ltd.	200	5,147
Fujitsu Ltd.	780	132,469
Fukuoka Financial Group, Inc.	660	11,133
Fukuyama Transporting Co. Ltd.	120	4,488
Furukawa Electric Co. Ltd.	300	7,718
Fuyo General Lease Co. Ltd.	50	3,260
GLP J-REIT, REIT	17	30,443
GMO internet, Inc.	200	5,280
GMO Payment Gateway, Inc.	140	18,075
Goldwin, Inc.	142	8,862
GS Yuasa Corp.	300	7,688
GungHo Online Entertainment, Inc.	120	2,223
Gunma Bank Ltd. (The)	1,800	5,738
H.U. Group Holdings, Inc.	240	6,236
Hachijuni Bank Ltd. (The)	1,890	6,104
Hakuhodo DY Holdings, Inc.	1,000	15,228
Hamamatsu Photonics KK	550	30,584
Hankyu Hanshin Holdings, Inc.	870	25,683
Haseko Corp.	1,070	14,436
Heiwa Corp.	200	3,493
Hikari Tsushin, Inc.	80	13,826
Hino Motors Ltd.	1,100	9,597
Hirogin Holdings, Inc.	1,400	7,532
Hirose Electric Co. Ltd.	145	21,731
Hisamitsu Pharmaceutical Co., Inc.	310	13,547
Hitachi Construction Machinery Co. Ltd.	420	11,871
Hitachi Ltd.	3,880	222,626
Hitachi Metals Ltd.*	800	15,608
Hitachi Transport System Ltd.	150	6,003
Hokuriku Electric Power Co.	600	3,129
Honda Motor Co. Ltd.	7,140	227,897
Horiba Ltd.	150	10,296
Hoshizaki Corp.	220	18,459
House Foods Group, Inc.	340	10,574
Hoya Corp.	1,500	211,174
Hulic Co. Ltd.	1,460	16,620
Ibiden Co. Ltd.	460	24,343

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Ichigo, Inc.	1,100	$3,303
Idemitsu Kosan Co. Ltd.	947	22,247
IHI Corp.*	530	12,274
Iida Group Holdings Co. Ltd.	630	15,191
Industrial & Infrastructure Fund Investment Corp., REIT	8	15,454
Inpex Corp.	3,900	27,565
Isetan Mitsukoshi Holdings Ltd.	1,400	9,457
Isuzu Motors Ltd.	2,100	27,883
Ito En Ltd.	230	13,560
ITOCHU Corp.	5,700	168,435
Itochu Techno-Solutions Corp.	380	11,646
Itoham Yonekyu Holdings, Inc.	400	2,654
Iwatani Corp.	250	14,346
Iyo Bank Ltd. (The)	1,270	6,252
Izumi Co. Ltd.	200	6,837
J Front Retailing Co. Ltd.	1,100	9,238
Japan Airlines Co. Ltd.*	660	13,818
Japan Airport Terminal Co. Ltd.*	250	10,759
Japan Aviation Electronics Industry Ltd.	220	3,502
Japan Exchange Group, Inc.	2,200	49,967
Japan Logistics Fund, Inc., REIT	4	12,128
Japan Metropolitan Fund Investment Corp., REIT	28	29,261
Japan Post Bank Co. Ltd.	1,700	14,436
Japan Post Holdings Co. Ltd.*	5,500	46,683
Japan Post Insurance Co. Ltd.	800	14,146
Japan Prime Realty Investment Corp., REIT	4	15,649
Japan Real Estate Investment Corp., REIT	5	31,383
Japan Tobacco, Inc.	4,930	96,431
JCR Pharmaceuticals Co. Ltd.	200	5,630
JFE Holdings, Inc.	2,080	25,245
JGC Holdings Corp.	880	7,896
JSR Corp.	800	26,768
JTEKT Corp.	900	8,550
Justsystems Corp.	160	9,309
Kagome Co. Ltd.	300	7,699
Kajima Corp.	1,900	24,418
Kakaku.com, Inc.	550	14,960
Kaken Pharmaceutical Co. Ltd.	150	6,628
Kamigumi Co. Ltd.	380	8,032
Kandenko Co. Ltd.	400	3,352
Kaneka Corp.	230	9,104
Kansai Electric Power Co., Inc. (The)	2,970	28,050
Kansai Paint Co. Ltd.	780	19,158
Kao Corp.	1,930	115,878

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Kawasaki Heavy Industries Ltd.*	590	$12,351
KDDI Corp.	7,060	214,855
Keihan Holdings Co. Ltd.	410	11,248
Keikyu Corp.	1,000	11,854
Keio Corp.	460	25,744
Keisei Electric Railway Co. Ltd.	550	16,368
Kenedix Office Investment Corp., REIT	2	14,719
Kewpie Corp.	460	10,349
Keyence Corp.	750	417,684
Kikkoman Corp.	810	49,516
Kinden Corp.	500	8,096
Kintetsu Group Holdings Co. Ltd.*	760	25,613
Kirin Holdings Co. Ltd.	3,150	57,554
Kobayashi Pharmaceutical Co. Ltd.	280	22,312
Kobe Bussan Co. Ltd.	200	6,730
Kobe Steel Ltd.	1,200	7,968
Koei Tecmo Holdings Co. Ltd.	360	16,933
Koito Manufacturing Co. Ltd.	480	29,345
Kokuyo Co. Ltd.	300	4,852
Komatsu Ltd.	3,810	98,666
Konami Holdings Corp.	400	22,125
Konica Minolta, Inc.	1,900	9,746
Kose Corp.	100	15,766
Kotobuki Spirits Co. Ltd.	50	2,997
K’s Holdings Corp.	600	7,082
Kubota Corp.	4,500	93,914
Kuraray Co. Ltd.	1,400	13,002
Kurita Water Industries Ltd.	460	22,367
Kusuri no Aoki Holdings Co. Ltd.	100	6,686
Kyocera Corp.	1,300	80,200
Kyoritsu Maintenance Co. Ltd.	100	3,312
Kyowa Exeo Corp.	390	9,676
Kyowa Kirin Co. Ltd.	1,020	33,240
Kyudenko Corp.	150	5,341
Kyushu Electric Power Co., Inc.	2,000	15,148
Kyushu Financial Group, Inc.	1,500	5,343
Kyushu Railway Co.	670	15,128
LaSalle Logiport REIT, REIT	8	14,664
Lasertec Corp.	300	56,692
Lawson, Inc.	250	12,523
Lintec Corp.	240	5,231
Lion Corp.	1,040	17,996
Lixil Corp.	1,120	30,436
M3, Inc.	1,720	112,046

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Mabuchi Motor Co. Ltd.	160	$6,001
Maeda Corp.	500	4,196
Maeda Road Construction Co. Ltd.	200	3,814
Makita Corp.	1,050	54,281
Mani, Inc.	280	5,963
Marubeni Corp.	6,500	55,338
Marui Group Co. Ltd.	880	15,378
Maruichi Steel Tube Ltd.	270	6,507
Maruwa Unyu Kikan Co. Ltd.	200	2,804
Matsui Securities Co. Ltd.	300	2,156
Matsumotokiyoshi Holdings Co. Ltd.	340	15,076
Mazda Motor Corp.*	2,300	22,651
Mebuki Financial Group, Inc.	4,100	8,760
Medipal Holdings Corp.	600	11,286
Megmilk Snow Brand Co. Ltd.	130	2,441
MEIJI Holdings Co. Ltd.	566	35,008
MINEBEA MITSUMI, Inc.	1,700	45,797
MISUMI Group, Inc.	1,150	39,977
Mitsubishi Chemical Holdings Corp.	5,300	44,514
Mitsubishi Corp.	5,030	140,905
Mitsubishi Electric Corp.	8,180	110,515
Mitsubishi Estate Co. Ltd.	4,870	76,333
Mitsubishi Gas Chemical Co., Inc.	720	14,974
Mitsubishi HC Capital, Inc.	2,723	14,837
Mitsubishi Heavy Industries Ltd.	1,210	34,912
Mitsubishi Logistics Corp.	290	8,601
Mitsubishi Materials Corp.	510	10,626
Mitsubishi Motors Corp.*	2,600	7,289
Mitsubishi Shokuhin Co. Ltd.	100	2,584
Mitsubishi UFJ Financial Group, Inc.	51,900	274,178
Mitsui & Co. Ltd.	6,700	153,494
Mitsui Chemicals, Inc.	740	23,507
Mitsui Fudosan Co. Ltd.	3,860	90,233
Mitsui Fudosan Logistics Park, Inc., REIT	2	11,193
Mitsui Mining & Smelting Co. Ltd.	200	5,690
Mitsui OSK Lines Ltd.	470	24,437
Miura Co. Ltd.	430	18,902
Mizuho Financial Group, Inc.	10,530	150,591
Mochida Pharmaceutical Co. Ltd.	130	4,260
MonotaRO Co. Ltd.	920	21,151
Mori Hills REIT Investment Corp., REIT	7	10,295
Morinaga & Co. Ltd.	140	4,432
Morinaga Milk Industry Co. Ltd.	210	11,781
MS&AD Insurance Group Holdings, Inc.	2,010	61,929

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Murata Manufacturing Co. Ltd.	2,420	$200,408
Nabtesco Corp.	480	18,135
Nagase & Co. Ltd.	400	6,115
Nagoya Railroad Co. Ltd.*	860	14,461
Nankai Electric Railway Co. Ltd.	430	9,106
NEC Corp.	1,050	53,088
NEC Networks & System Integration Corp.	300	5,308
NET One Systems Co. Ltd.	360	12,345
Nexon Co. Ltd.	1,740	35,789
NGK Insulators Ltd.	1,130	18,058
NGK Spark Plug Co. Ltd.	810	11,899
NH Foods Ltd.	400	16,134
NHK Spring Co. Ltd.	680	5,246
Nichirei Corp.	400	10,950
Nidec Corp.	1,900	213,341
Nifco, Inc.	350	11,591
Nihon Kohden Corp.	300	9,182
Nihon M&A Center, Inc.	1,100	30,678
Nihon Unisys Ltd.	300	9,028
Nikon Corp.	1,350	12,523
Nintendo Co. Ltd.	460	236,782
Nippo Corp.	240	6,648
Nippon Accommodations Fund, Inc., REIT	2	12,237
Nippon Building Fund, Inc., REIT	6	38,797
Nippon Electric Glass Co. Ltd.	330	7,473
Nippon Express Co. Ltd.	270	19,680
Nippon Kayaku Co. Ltd.	700	7,259
Nippon Paint Holdings Co. Ltd.	3,250	41,310
Nippon Paper Industries Co. Ltd.	300	3,505
Nippon Prologis REIT, Inc., REIT	9	30,013
Nippon Sanso Holdings Corp.	590	13,052
Nippon Shinyaku Co. Ltd.	250	18,791
Nippon Shokubai Co. Ltd.	130	6,251
Nippon Steel Corp.	3,330	57,460
Nippon Telegraph & Telephone Corp.	5,020	128,289
Nippon Television Holdings, Inc.	100	1,115
Nippon Yusen KK	650	35,081
Nipro Corp.	500	6,212
Nishi-Nippon Railroad Co. Ltd.	280	6,704
Nissan Chemical Corp.	560	27,388
Nissan Motor Co. Ltd.*	8,000	46,345
Nisshin Seifun Group, Inc.	1,060	17,097
Nissin Foods Holdings Co. Ltd.	250	17,808
Nitori Holdings Co. Ltd.	332	63,032

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Nitto Denko Corp.	600	$44,550
Noevir Holdings Co. Ltd.	100	4,988
NOF Corp.	300	15,239
NOK Corp.	550	7,257
Nomura Holdings, Inc.	12,600	62,978
Nomura Real Estate Holdings, Inc.	430	10,659
Nomura Real Estate Master Fund, Inc., REIT	19	30,217
Nomura Research Institute Ltd.	1,060	34,129
NS Solutions Corp.	130	4,134
NSK Ltd.	1,800	14,839
NTT Data Corp.	2,600	40,202
Obayashi Corp.	2,900	23,697
OBIC Business Consultants Co. Ltd.	60	3,084
Obic Co. Ltd.	250	43,991
Odakyu Electric Railway Co. Ltd.	1,240	29,538
Oji Holdings Corp.	3,600	20,743
OKUMA Corp.	150	7,499
Olympus Corp.	4,380	89,968
Omron Corp.	770	65,628
Ono Pharmaceutical Co. Ltd.	1,730	39,315
Open House Co. Ltd.	310	15,654
Oracle Corp.	150	11,222
Orient Corp.	2,300	2,881
Oriental Land Co. Ltd.	810	110,662
ORIX Corp.	5,100	89,248
Orix JREIT, Inc., REIT	11	21,010
Osaka Gas Co. Ltd.	1,640	30,683
OSG Corp.	360	6,729
Otsuka Corp.	470	24,428
Otsuka Holdings Co. Ltd.	1,710	67,842
PALTAC Corp.	200	9,269
Pan Pacific International Holdings Corp.	2,100	43,754
Panasonic Corp.	8,860	105,799
Park24 Co. Ltd.*	420	7,877
Penta-Ocean Construction Co. Ltd.	1,200	8,112
PeptiDream, Inc.*	370	15,250
Persol Holdings Co. Ltd.	650	13,081
Pigeon Corp.	460	13,268
Pola Orbis Holdings, Inc.	310	7,424
Rakuten Group, Inc.	3,350	36,860
Recruit Holdings Co. Ltd.	5,550	286,520
Relo Group, Inc.	400	8,804
Renesas Electronics Corp.*	4,080	44,901
Rengo Co. Ltd.	1,000	8,501

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
RENOVA, Inc.*	200	$9,015
Resona Holdings, Inc.	9,310	34,892
Resorttrust, Inc.	220	3,626
Ricoh Co. Ltd.	2,800	30,470
Rinnai Corp.	160	14,801
Rohm Co. Ltd.	360	35,373
Rohto Pharmaceutical Co. Ltd.	400	10,531
Ryohin Keikaku Co. Ltd.	980	19,902
Sankyo Co. Ltd.	160	3,997
Sankyu, Inc.	200	8,988
Santen Pharmaceutical Co. Ltd.	1,500	20,276
Sanwa Holdings Corp.	760	9,222
Sapporo Holdings Ltd.	300	6,372
Sawai Group Holdings Co. Ltd.	150	6,417
SBI Holdings, Inc.	1,000	23,911
SCREEN Holdings Co. Ltd.	180	16,365
SCSK Corp.	160	9,633
Secom Co. Ltd.	800	60,427
Sega Sammy Holdings, Inc.	870	10,953
Seibu Holdings, Inc.*	900	10,148
Seiko Epson Corp.	1,100	18,892
Seino Holdings Co. Ltd.	600	7,634
Sekisui Chemical Co. Ltd.	1,400	24,137
Sekisui House Ltd.	2,380	47,031
Sekisui House Reit, Inc., REIT	18	15,868
Seven & i Holdings Co. Ltd.	3,250	144,788
Seven Bank Ltd.	2,700	5,890
SG Holdings Co. Ltd.	1,800	48,315
Sharp Corp.	840	12,838
Shikoku Electric Power Co., Inc.	600	3,951
Shimadzu Corp.	1,080	43,543
Shimamura Co. Ltd.	100	9,658
Shimano, Inc.	330	84,444
Shimizu Corp.	2,300	16,924
Shin-Etsu Chemical Co. Ltd.	1,640	267,092
Shinko Electric Industries Co. Ltd.	300	10,248
Shinsei Bank Ltd.	680	8,987
Shionogi & Co. Ltd.	1,090	57,457
Ship Healthcare Holdings, Inc.	300	7,560
Shiseido Co. Ltd.	1,650	110,035
Shizuoka Bank Ltd. (The)	2,060	14,847
SHO-BOND Holdings Co. Ltd.	182	7,679
Showa Denko KK	600	17,240
SKY Perfect JSAT Holdings, Inc.	500	1,893

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Skylark Holdings Co. Ltd.*	900	$12,122
SMC Corp.	240	142,333
SMS Co. Ltd.	200	5,615
SoftBank Corp.	11,300	147,465
SoftBank Group Corp.	5,650	355,245
Sohgo Security Services Co. Ltd.	320	14,956
Sojitz Corp.	4,900	14,974
Sompo Holdings, Inc.	1,360	56,276
Sony Group Corp.	5,140	536,022
Sotetsu Holdings, Inc.	360	7,101
Square Enix Holdings Co. Ltd.	330	17,057
Stanley Electric Co. Ltd.	640	16,664
Subaru Corp.	2,570	50,393
Sugi Holdings Co. Ltd.	150	11,054
SUMCO Corp.	980	22,738
Sumitomo Bakelite Co. Ltd.	100	4,346
Sumitomo Chemical Co. Ltd.	6,200	32,309
Sumitomo Corp.	4,680	63,596
Sumitomo Dainippon Pharma Co. Ltd.	700	12,131
Sumitomo Electric Industries Ltd.	3,070	43,553
Sumitomo Forestry Co. Ltd.	600	11,366
Sumitomo Heavy Industries Ltd.	510	14,077
Sumitomo Metal Mining Co. Ltd.	960	38,835
Sumitomo Mitsui Financial Group, Inc.	5,470	184,576
Sumitomo Mitsui Trust Holdings, Inc.	1,580	51,833
Sumitomo Realty & Development Co. Ltd.	1,700	55,091
Sumitomo Rubber Industries Ltd.	700	9,427
Sundrug Co. Ltd.	320	10,365
Suntory Beverage & Food Ltd.	520	18,213
Suzuken Co. Ltd.	330	9,506
Suzuki Motor Corp.	1,920	77,967
Sysmex Corp.	800	94,993
T&D Holdings, Inc.	2,300	29,343
Taiheiyo Cement Corp.	530	12,322
Taisei Corp.	650	21,869
Taisho Pharmaceutical Holdings Co. Ltd.	180	10,077
Taiyo Yuden Co. Ltd.	500	25,670
Takara Bio, Inc.	230	5,743
Takara Holdings, Inc.	700	8,142
Takashimaya Co. Ltd.	600	6,207
Takeda Pharmaceutical Co. Ltd.	6,383	213,801
TBS Holdings, Inc.	200	3,004
TDK Corp.	470	53,587
TechnoPro Holdings, Inc.	440	10,979

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Teijin Ltd.	740	$11,148
Terumo Corp.	2,760	107,066
THK Co. Ltd.	470	13,391
TIS, Inc.	1,000	25,894
Tobu Railway Co. Ltd.	830	21,545
Toda Corp.	1,000	7,102
Toho Co. Ltd.	420	18,295
Toho Gas Co. Ltd.	370	17,989
Tohoku Electric Power Co., Inc.	1,980	15,019
Tokai Carbon Co. Ltd.	800	10,559
Tokai Rika Co. Ltd.	240	3,731
Tokio Marine Holdings, Inc.	2,770	131,978
Tokuyama Corp.	300	6,355
Tokyo Century Corp.	260	14,303
Tokyo Electric Power Co. Holdings, Inc.*	6,400	17,062
Tokyo Electron Ltd.	635	262,932
Tokyo Gas Co. Ltd.	1,740	32,984
Tokyo Ohka Kogyo Co. Ltd.	150	9,750
Tokyo Tatemono Co. Ltd.	870	13,070
Tokyu Corp.	2,100	28,071
Tokyu Fudosan Holdings Corp.	2,500	14,092
TOPPAN, Inc.	1,150	19,475
Toray Industries, Inc.	6,290	41,427
Toshiba Corp.	1,860	79,824
Toshiba TEC Corp.	100	4,022
Tosoh Corp.	1,150	20,200
TOTO Ltd.	630	32,600
Toyo Seikan Group Holdings Ltd.	670	9,114
Toyo Suisan Kaisha Ltd.	370	14,143
Toyo Tire Corp.	400	7,545
Toyoda Gosei Co. Ltd.	310	7,268
Toyota Boshoku Corp.	280	5,639
Toyota Industries Corp.	630	52,788
Toyota Motor Corp.	10,300	923,286
Toyota Tsusho Corp.	960	45,224
Trend Micro, Inc.	490	25,480
TS Tech Co. Ltd.	360	5,343
Tsumura & Co.	280	8,820
Tsuruha Holdings, Inc.	160	18,871
TV ASAhi Holdings Corp.	200	3,099
Ube Industries Ltd.	400	8,046
Ulvac, Inc.	200	9,714
Unicharm Corp.	1,640	65,736
United Urban Investment Corp., REIT	13	19,145

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Ushio, Inc.	400	$7,158
USS Co. Ltd.	900	15,632
Welcia Holdings Co. Ltd.	420	14,275
West Japan Railway Co.	710	38,464
Yakult Honsha Co. Ltd.	600	35,481
Yamada Holdings Co. Ltd.	3,000	14,156
Yamaguchi Financial Group, Inc.	900	5,173
Yamaha Corp.	620	34,283
Yamaha Motor Co. Ltd.	1,200	29,891
Yamato Holdings Co. Ltd.	1,430	41,189
Yamato Kogyo Co. Ltd.	100	3,392
Yamazaki Baking Co. Ltd.	500	6,861
Yaoko Co. Ltd.	100	6,025
Yaskawa Electric Corp.	1,120	55,231
Yokogawa Electric Corp.	1,000	15,338
Yokohama Rubber Co. Ltd. (The)	470	9,401
Z Holdings Corp.	10,900	54,603
Zenkoku Hosho Co. Ltd.	200	9,071
Zensho Holdings Co. Ltd.	400	10,140
Zeon Corp.	600	8,188
ZOZO, Inc.	490	16,680
		18,472,068
Jordan 0.0%
Hikma Pharmaceuticals PLC	701	25,814
Luxembourg 0.2%
ArcelorMittal SA	2,885	101,098
Eurofins Scientific SE	503	60,184
L’Occitane International SA	1,750	6,137
RTL Group SA	157	8,889
		176,308
Macau 0.1%
Galaxy Entertainment Group Ltd.*	9,500	64,516
MGM China Holdings Ltd.*	3,100	3,757
Sands China Ltd.*	10,000	34,201
SJM Holdings Ltd.*	7,600	6,863
Wynn Macau Ltd.*	6,000	7,721
		117,058

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mexico 0.0%
Fresnillo PLC	723	$8,248
Netherlands 4.5%
Aalberts NV	440	26,886
ABN AMRO Bank NV, 144A, CVA*	1,713	19,970
Adyen NV, 144A*	121	329,231
Aegon NV	7,203	30,750
Akzo Nobel NV	775	95,887
Argenx SE*	221	67,152
ASM International NV	198	70,723
ASML Holding NV	1,658	1,268,121
ASR Nederland NV	548	22,509
Euronext NV, 144A	340	37,869
EXOR NV	428	35,138
GrandVision NV, 144A*	202	6,793
Heineken Holding NV	438	43,094
Heineken NV	1,014	118,210
IMCD NV	236	40,908
ING Groep NV	16,362	210,562
JDE Peet’s NV	351	11,836
Koninklijke Ahold Delhaize NV	4,224	131,235
Koninklijke DSM NV	696	140,565
Koninklijke KPN NV	13,711	45,024
Koninklijke Philips NV	3,795	175,044
Koninklijke Vopak NV	270	11,444
NN Group NV	1,236	61,454
Randstad NV	458	33,124
Royal Dutch Shell PLC (Class A Stock)	17,190	344,232
Royal Dutch Shell PLC (Class B Stock)	15,534	305,468
Signify NV, 144A	520	29,201
Wolters Kluwer NV	1,112	126,937
		3,839,367
New Zealand 0.3%
a2 Milk Co. Ltd. (The)*	2,998	13,076
Air New Zealand Ltd.*	1,723	1,805
Auckland International Airport Ltd.*	5,061	25,508
Contact Energy Ltd.	3,188	18,202
Fisher & Paykel Healthcare Corp. Ltd.	2,356	51,842
Fletcher Building Ltd.	3,406	18,130
Infratil Ltd.	2,162	11,023
Kiwi Property Group Ltd.	5,896	4,788
Mercury NZ Ltd.	2,799	12,898

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
New Zealand (cont’d.)
Meridian Energy Ltd.	5,098	$18,545
Ryman Healthcare Ltd.	1,835	16,915
SKYCITY Entertainment Group Ltd.*	3,137	7,036
Spark New Zealand Ltd.	7,725	25,600
Xero Ltd.*	518	53,756
		279,124
Norway 0.5%
Aker ASA (Class A Stock)	99	7,602
Aker BP ASA	448	12,160
DNB Bank ASA	4,404	89,980
Equinor ASA	3,978	77,743
Gjensidige Forsikring ASA	706	16,182
Leroy Seafood Group ASA	1,003	9,159
Mowi ASA	1,765	44,927
Norsk Hydro ASA	5,539	36,964
Orkla ASA	3,150	28,648
Salmar ASA	221	14,679
Scatec ASA, 144A	503	10,817
Schibsted ASA (Class A Stock)	320	16,997
Schibsted ASA (Class B Stock)	423	19,534
Telenor ASA	2,625	45,606
TOMRA Systems ASA	477	27,635
		458,633
Poland 0.3%
Allegro.eu SA, 144A*	1,638	28,220
Bank Polska Kasa Opieki SA*	648	15,845
CD Projekt SA	262	12,592
Cyfrowy Polsat SA	1,109	9,837
Dino Polska SA, 144A*	208	16,665
InPost SA*	858	16,877
KGHM Polska Miedz SA	562	28,392
LPP SA	5	17,954
Polski Koncern Naftowy ORLEN SA	1,285	24,377
Polskie Gornictwo Naftowe i Gazownictwo SA	7,691	12,563
Powszechna Kasa Oszczednosci Bank Polski SA*	3,529	34,670
Powszechny Zaklad Ubezpieczen SA*	2,319	22,665
Santander Bank Polska SA*	113	7,521
		248,178

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Portugal 0.1%
EDP - Energias de Portugal SA	11,709	$60,880
Galp Energia SGPS SA	2,131	20,792
Jeronimo Martins SGPS SA	1,011	20,609
		102,281
Russia 0.1%
Coca-Cola HBC AG*	809	30,540
Evraz PLC	2,373	20,252
Polymetal International PLC	1,474	32,024
		82,816
Saudi Arabia 0.1%
Delivery Hero SE, 144A*	800	120,037
Singapore 1.0%
Ascendas Real Estate Investment Trust, REIT	13,516	31,126
Ascott Residence Trust, UTS	6,000	4,562
BOC Aviation Ltd., 144A	800	5,882
CapitaLand Integrated Commercial Trust, REIT	18,057	28,663
CapitaLand Ltd.	10,700	31,751
City Developments Ltd.	1,900	9,596
ComfortDelGro Corp. Ltd.	8,000	9,281
DBS Group Holdings Ltd.	7,491	168,016
Frasers Logistics & Commercial Trust, REIT	11,700	13,131
Genting Singapore Ltd.	24,000	14,343
Jardine Cycle & Carriage Ltd.	390	5,908
Keppel Corp. Ltd.	5,900	23,923
Keppel DC REIT, REIT	4,900	9,558
Keppel REIT, REIT	7,700	6,818
Mapletree Commercial Trust, REIT	9,200	14,662
Mapletree Industrial Trust, REIT	8,100	17,977
Mapletree Logistics Trust, REIT	11,900	18,542
Mapletree North Asia Commercial Trust, REIT	8,900	6,645
NetLink NBN Trust, UTS	11,800	8,494
Olam International Ltd.	2,400	2,337
Oversea-Chinese Banking Corp. Ltd.	14,873	134,734
SATS Ltd.*	2,600	7,700
Sembcorp Industries Ltd.	4,100	6,325
Sembcorp Marine Ltd.*	20,935	1,778
SIA Engineering Co. Ltd.*	1,000	1,559
Singapore Airlines Ltd.*	5,300	19,939
Singapore Exchange Ltd.	3,400	29,786
Singapore Post Ltd.	5,500	2,599

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
Singapore Press Holdings Ltd.	7,300	$10,145
Singapore Technologies Engineering Ltd.	6,300	18,658
Singapore Telecommunications Ltd.	31,200	52,284
StarHub Ltd.	2,900	2,592
Suntec Real Estate Investment Trust, REIT	9,900	10,655
United Overseas Bank Ltd.	5,357	103,837
UOL Group Ltd.	2,000	10,750
Venture Corp. Ltd.	1,100	15,449
Wing Tai Holdings Ltd.	1,500	2,027
		862,032
South Africa 0.3%
Anglo American PLC	5,152	229,433
South Korea 5.0%
Alteogen, Inc.*	111	7,729
Amorepacific Corp.	129	24,873
Amorepacific Group	118	5,914
BGF retail Co. Ltd.	25	3,508
BNK Financial Group, Inc.	1,143	7,702
Celltrion Healthcare Co. Ltd.*	291	27,302
Celltrion Pharm, Inc.*	75	9,106
Celltrion, Inc.*	428	94,687
Cheil Worldwide, Inc.	277	5,843
CJ CheilJedang Corp.	33	13,444
CJ Corp.	65	5,550
CJ ENM Co. Ltd.	39	5,538
CJ Logistics Corp.*	37	5,671
Coway Co. Ltd.	235	17,533
Daewoo Engineering & Construction Co. Ltd.*	691	4,494
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	207	5,871
DB Insurance Co. Ltd.	180	8,942
DGB Financial Group, Inc.	628	5,161
DL E&C Co. Ltd.*	58	7,411
DL Holdings Co. Ltd.	73	5,026
Dongsuh Cos., Inc.	129	3,412
Doosan Bobcat, Inc.*	106	4,258
Doosan Heavy Industries & Construction Co. Ltd.*	1,236	23,465
Doosan Infracore Co. Ltd.*	166	2,338
E-MART, Inc.	76	11,168
Fila Holdings Corp.	204	9,281
Green Cross Corp.	23	5,854
GS Engineering & Construction Corp.	239	9,184

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
GS Holdings Corp.	235	$8,739
GS Retail Co. Ltd.	173	5,320
Hana Financial Group, Inc.	1,188	44,824
Hanjin Kal Corp.*	87	4,915
Hankook Tire & Technology Co. Ltd.	303	12,747
Hanmi Pharm Co. Ltd.	27	7,527
Hanmi Science Co. Ltd.	56	3,491
Hanon Systems	660	8,985
Hanssem Co. Ltd.	34	3,554
Hanwha Aerospace Co. Ltd.	142	6,425
Hanwha Corp.	141	3,674
Hanwha Life Insurance Co. Ltd.	1,253	3,707
Hanwha Solutions Corp.*	422	14,431
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)	154	4,174
Helixmith Co. Ltd.*	120	2,941
Hite Jinro Co. Ltd.	102	3,061
HLB, Inc.*	363	11,454
HMM Co. Ltd.*	1,163	40,636
Hotel Shilla Co. Ltd.	128	10,433
HYBE Co. Ltd.*	68	17,169
Hyundai Department Store Co. Ltd.	60	4,183
Hyundai Engineering & Construction Co. Ltd.	300	14,318
Hyundai Glovis Co. Ltd.	74	12,554
Hyundai Heavy Industries Holdings Co. Ltd.	200	11,942
Hyundai Marine & Fire Insurance Co. Ltd.	225	5,082
Hyundai Mipo Dockyard Co. Ltd.*	84	6,143
Hyundai Mobis Co. Ltd.	263	61,084
Hyundai Motor Co.	591	112,421
Hyundai Steel Co.	325	15,307
Hyundai Wia Corp.	65	5,560
Industrial Bank of Korea	1,022	9,159
Kakao Corp.	1,151	147,700
Kangwon Land, Inc.*	472	10,638
KB Financial Group, Inc.	1,601	71,061
KCC Corp.	18	5,566
KEPCO Plant Service & Engineering Co. Ltd.	71	2,636
Kia Corp.	1,062	77,450
Korea Aerospace Industries Ltd.	265	7,498
Korea Electric Power Corp.	1,053	22,853
Korea Gas Corp.*	175	5,490
Korea Investment Holdings Co. Ltd.	157	13,128
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	178	20,283
Korea Zinc Co. Ltd.	42	19,998

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Korean Air Lines Co. Ltd.*	740	$19,301
KT&G Corp.	449	32,147
Kumho Petrochemical Co. Ltd.	75	13,291
LG Chem Ltd.	195	143,600
LG Corp.	339	27,812
LG Display Co. Ltd.*	917	17,657
LG Electronics, Inc.	445	61,286
LG Household & Health Care Ltd.	36	45,749
LG Innotek Co. Ltd.	57	11,301
LG Uplus Corp.	887	11,248
Lotte Chemical Corp.	60	13,572
Lotte Chilsung Beverage Co. Ltd.	13	1,642
Lotte Corp.	108	3,552
LOTTE Fine Chemical Co. Ltd.	72	4,552
Lotte Shopping Co. Ltd.	46	4,313
LS Corp.	71	4,509
LX Holdings Corp.*	174	1,581
Mando Corp.*	136	7,308
Medytox, Inc.	16	2,815
Mirae Asset Securities Co. Ltd.	1,450	11,296
NAVER Corp.	562	212,779
NCSoft Corp.	69	49,471
Netmarble Corp., 144A	71	8,576
NH Investment & Securities Co. Ltd.	574	6,354
NHN Corp.*	47	3,162
NongShim Co. Ltd.	16	4,585
OCI Co. Ltd.*	74	7,370
Orion Corp.	90	9,210
Ottogi Corp.	4	1,876
Paradise Co. Ltd.*	244	3,574
POSCO	267	84,966
POSCO Chemical Co. Ltd.	109	14,642
Posco International Corp.	206	4,645
S-1 Corp.	75	5,256
Samsung Biologics Co. Ltd., 144A*	55	42,606
Samsung C&T Corp.	346	42,703
Samsung Card Co. Ltd.	191	5,816
Samsung Electro-Mechanics Co. Ltd.	230	38,604
Samsung Electronics Co. Ltd.	19,683	1,346,740
Samsung Engineering Co. Ltd.*	650	13,258
Samsung Fire & Marine Insurance Co. Ltd.	141	26,304
Samsung Heavy Industries Co. Ltd.*	1,911	10,762
Samsung Life Insurance Co. Ltd.	262	17,212
Samsung SDI Co. Ltd.	222	143,740

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Samsung SDS Co. Ltd.	131	$20,838
Samsung Securities Co. Ltd.	260	10,033
Seegene, Inc.	120	7,330
Shin Poong Pharmaceutical Co. Ltd.	140	7,749
Shinhan Financial Group Co. Ltd.	2,055	69,784
Shinsegae, Inc.	26	6,028
SillaJen, Inc.*^	138	444
SK Biopharmaceuticals Co. Ltd.*	103	10,681
SK Chemicals Co. Ltd.	38	7,863
SK Hynix, Inc.	2,161	213,136
SK Innovation Co. Ltd.*	223	49,296
SK Networks Co. Ltd.	404	2,180
SK Telecom Co. Ltd.	93	24,301
SK, Inc.	128	29,948
SKC Co. Ltd.	78	11,009
S-Oil Corp.	169	14,431
Solus Advanced Materials Co. Ltd.	66	3,457
SSANGYONG C&E Co. Ltd.	519	3,601
Woori Financial Group, Inc.	2,062	19,455
Yuhan Corp.	189	10,158
		4,284,991
Spain 2.1%
Acciona SA	94	14,407
ACS Actividades de Construccion y Servicios SA	976	25,668
Aena SME SA, 144A*	291	46,343
Amadeus IT Group SA*	1,811	118,659
Banco Bilbao Vizcaya Argentaria SA*	27,874	178,391
Banco Santander SA*	71,790	261,278
Bankinter SA	2,963	16,177
CaixaBank SA	18,257	54,113
Cellnex Telecom SA, 144A	2,546	166,224
EDP Renovaveis SA	1,022	24,054
Enagas SA	1,056	24,271
Endesa SA	1,298	31,556
Ferrovial SA	1,970	58,422
Grifols SA	1,370	34,849
Iberdrola SA	25,143	302,633
Industria de Diseno Textil SA	4,402	149,322
Inmobiliaria Colonial Socimi SA, REIT	1,338	14,268
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,963	5,987
Mapfre SA	4,037	8,324
Merlin Properties Socimi SA, REIT	1,366	15,338
Naturgy Energy Group SA	1,218	31,451

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain (cont’d.)
Red Electrica Corp. SA	1,785	$35,382
Repsol SA	5,552	60,734
Siemens Gamesa Renewable Energy SA*	911	25,416
Telefonica SA	21,617	99,163
Zardoya Otis SA	852	5,772
		1,808,202
Sweden 3.4%
Alfa Laval AB	1,299	54,286
Assa Abloy AB (Class B Stock)	3,899	125,058
Atlas Copco AB (Class A Stock)	2,645	178,973
Atlas Copco AB (Class B Stock)	1,564	88,873
Boliden AB*	1,133	44,219
Castellum AB	1,124	31,488
Electrolux AB (Class B Stock)	992	26,028
Elekta AB (Class B Stock)	1,484	21,653
Epiroc AB (Class A Stock)	2,583	60,294
Epiroc AB (Class B Stock)	1,563	31,409
EQT AB	948	45,749
Essity AB (Class B Stock)	2,523	82,508
Evolution AB, 144A	678	118,432
Fastighets AB Balder (Class B Stock)*	417	28,825
Getinge AB (Class B Stock)	924	40,171
H & M Hennes & Mauritz AB (Class B Stock)*	3,629	75,755
Hexagon AB (Class B Stock)	7,575	125,488
Holmen AB (Class B Stock)	398	20,931
Husqvarna AB (Class A Stock)	182	2,556
Husqvarna AB (Class B Stock)	1,687	23,631
ICA Gruppen AB	319	15,774
Industrivarden AB (Class A Stock)	891	35,560
Industrivarden AB (Class C Stock)	689	26,380
Indutrade AB	1,161	37,905
Investment AB Latour (Class B Stock)	593	23,175
Investor AB (Class A Stock)	2,199	54,672
Investor AB (Class B Stock)	7,614	188,754
Kinnevik AB (Class A Stock)*	63	3,063
Kinnevik AB (Class B Stock)*	992	43,264
L E Lundbergforetagen AB (Class B Stock)	305	21,766
Lifco AB (Class B Stock)	940	27,609
Lundin Energy AB	783	24,441
Nibe Industrier AB (Class B Stock)	4,961	59,292
Saab AB (Class B Stock)	380	11,535
Sagax AB (Class B Stock)	728	25,582
Sagax AB (Class D Stock)	400	1,592

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Sandvik AB	4,582	$119,449
Securitas AB (Class B Stock)	1,279	22,547
Sinch AB, 144A*	2,140	43,251
Skandinaviska Enskilda Banken AB (Class A Stock)	5,943	80,311
Skandinaviska Enskilda Banken AB (Class C Stock)	100	1,356
Skanska AB (Class B Stock)	1,483	41,825
SKF AB (Class B Stock)	1,590	42,282
Svenska Cellulosa AB SCA (Class A Stock)	80	1,507
Svenska Cellulosa AB SCA (Class B Stock)	2,460	45,728
Svenska Handelsbanken AB (Class A Stock)	6,149	69,387
Svenska Handelsbanken AB (Class B Stock)	188	2,262
Sweco AB (Class B Stock)	801	12,805
Swedbank AB (Class A Stock)	4,158	80,874
Swedish Match AB	6,393	57,203
Swedish Orphan Biovitrum AB*	730	14,273
Tele2 AB (Class B Stock)	2,213	32,505
Telefonaktiebolaget LM Ericsson (Class A Stock)	197	2,295
Telefonaktiebolaget LM Ericsson (Class B Stock)	12,598	144,746
Telia Co. AB	10,631	46,666
Trelleborg AB (Class B Stock)	995	24,596
Volvo AB (Class A Stock)	873	21,221
Volvo AB (Class B Stock)	6,322	148,935
		2,882,715
Switzerland 8.4%
ABB Ltd.	7,109	260,203
Adecco Group AG	635	37,988
Alcon, Inc.	1,949	141,853
Baloise Holding AG	186	29,364
Banque Cantonale Vaudoise	123	10,989
Barry Callebaut AG	15	38,049
BKW AG	77	8,506
Chocoladefabriken Lindt & Spruengli AG	8	89,770
Cie Financiere Richemont SA (Class A Stock)	2,140	274,320
Clariant AG*	936	19,482
Credit Suisse Group AG	10,250	102,962
DKSH Holding AG	160	13,546
EMS-Chemie Holding AG	29	32,158
Flughafen Zurich AG*	78	12,542
Geberit AG	150	123,237
Georg Fischer AG	18	29,128
Givaudan SA	39	194,900
Helvetia Holding AG	148	16,129
Holcim Ltd.*	2,167	127,128

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
Julius Baer Group Ltd.	895	$59,116
Kuehne + Nagel International AG	217	73,268
Logitech International SA	612	66,918
Lonza Group AG	310	241,442
Nestle SA	11,806	1,496,260
Novartis AG	8,878	821,385
OC Oerlikon Corp. AG	769	8,711
Partners Group Holding AG	95	162,529
PSP Swiss Property AG	178	24,117
Roche Holding AG (TRQX)	2,905	1,122,773
Roche Holding AG (XSWX)	110	47,226
Schindler Holding AG	79	24,622
Schindler Holding AG (Part. Cert.)	169	54,751
SGS SA	25	80,979
SIG Combibloc Group AG*	1,445	42,744
Sika AG	593	209,201
Sonova Holding AG	220	86,496
STMicroelectronics NV	2,702	111,187
Straumann Holding AG	42	77,983
Sulzer AG	31	4,539
Swatch Group AG (The) (XSWX)	119	39,770
Swatch Group AG (The) (TRQX)	183	11,895
Swiss Life Holding AG	131	67,629
Swiss Prime Site AG	311	33,123
Swisscom AG	110	66,235
Tecan Group AG	49	28,295
Temenos AG	253	40,286
UBS Group AG	13,803	227,159
VAT Group AG, 144A	106	41,699
Vifor Pharma AG	214	29,947
Zurich Insurance Group AG	622	251,202
		7,215,741
Taiwan 0.0%
FIT Hon Teng Ltd., 144A*	3,000	644
United Arab Emirates 0.0%
NMC Health PLC*^	372	—
United Kingdom 10.6%
3i Group PLC	3,945	69,545
Abrdn PLC	8,899	35,072
Admiral Group PLC	870	41,035

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Ashmore Group PLC	1,966	$10,326
Ashtead Group PLC	1,893	141,563
Associated British Foods PLC	1,440	39,998
AstraZeneca PLC	6,484	741,867
Auto Trader Group PLC, 144A*	3,915	35,510
AVEVA Group PLC	503	27,314
Aviva PLC	16,830	90,551
B&M European Value Retail SA	3,701	28,405
BAE Systems PLC	13,789	110,676
Barclays PLC	70,954	172,063
Barratt Developments PLC	4,192	40,975
Bellway PLC	511	23,296
Berkeley Group Holdings PLC	465	31,179
BP PLC	83,368	333,580
British American Tobacco PLC	9,563	356,084
British Land Co. PLC (The), REIT	3,830	27,110
BT Group PLC*	37,433	90,220
Bunzl PLC	1,395	51,603
Burberry Group PLC	1,663	47,897
Centrica PLC*	24,350	15,345
CK Hutchison Holdings Ltd.	11,100	81,185
CNH Industrial NV	4,076	68,401
Compass Group PLC*	7,464	157,713
ConvaTec Group PLC, 144A	6,627	21,866
Croda International PLC	558	65,308
DCC PLC	409	34,138
Derwent London PLC, REIT	417	21,085
Diageo PLC	9,621	475,929
Direct Line Insurance Group PLC	5,613	23,115
Dr. Martens PLC*	2,044	12,279
DS Smith PLC	5,285	30,921
easyJet PLC*	905	10,664
Entain PLC*	2,412	60,640
Experian PLC	3,831	168,625
GlaxoSmithKline PLC	20,809	410,027
Halma PLC	1,569	62,957
Hargreaves Lansdown PLC	1,566	35,502
Hiscox Ltd.*	1,389	16,873
HomeServe PLC	1,140	14,832
Howden Joinery Group PLC	2,361	29,378
HSBC Holdings PLC	85,601	471,479
IMI PLC	1,112	27,004
Imperial Brands PLC	4,052	86,784
Informa PLC*	6,199	42,499

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
InterContinental Hotels Group PLC*	758	$49,792
Intermediate Capital Group PLC	1,152	34,511
International Consolidated Airlines Group SA*	4,571	10,686
Intertek Group PLC	668	48,118
ITV PLC*	15,431	23,960
J Sainsbury PLC	6,816	26,764
JD Sports Fashion PLC	2,041	25,357
Johnson Matthey PLC	787	32,364
Just Eat Takeaway.com NV, 144A*	748	66,102
Kingfisher PLC	8,749	44,694
Land Securities Group PLC, REIT	2,951	29,025
Legal & General Group PLC	25,429	92,118
Lloyds Banking Group PLC	296,688	188,321
London Stock Exchange Group PLC	1,521	158,111
M&G PLC	10,713	33,391
Meggitt PLC*	3,207	20,928
Melrose Industries PLC	19,927	44,127
National Grid PLC	14,882	190,296
Natwest Group PLC	21,711	61,001
Next PLC*	527	57,614
Ocado Group PLC*	2,015	51,679
Pearson PLC	3,124	37,801
Pennon Group PLC	1,163	20,570
Persimmon PLC	1,315	53,124
Phoenix Group Holdings PLC	2,598	24,463
Prudential PLC	10,953	205,067
Quilter PLC, 144A	8,116	18,051
Reckitt Benckiser Group PLC	2,654	203,110
RELX PLC	7,791	228,478
Renishaw PLC	142	10,067
Rentokil Initial PLC	7,707	60,670
Rightmove PLC	3,557	34,741
Rolls-Royce Holdings PLC*	30,927	42,759
Sage Group PLC (The)	4,472	43,544
Schroders PLC	455	23,005
Segro PLC, REIT	5,156	87,145
Severn Trent PLC	990	38,362
Smith & Nephew PLC	3,641	74,193
Smiths Group PLC	1,642	35,352
Spirax-Sarco Engineering PLC	304	63,206
SSE PLC	4,476	90,308
St. James’s Place PLC	2,201	48,333
Standard Chartered PLC	10,579	63,472
Tate & Lyle PLC	1,939	19,942

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Taylor Wimpey PLC	14,989	$34,235
TechnipFMC PLC*	1,953	14,034
Tesco PLC	32,641	105,627
THG PLC*	2,613	21,330
Travis Perkins PLC*	933	22,086
Unilever PLC	10,933	627,845
United Utilities Group PLC	2,826	41,977
Vodafone Group PLC	117,580	189,120
Weir Group PLC (The)*	1,067	25,497
Whitbread PLC*	836	35,321
Wickes Group PLC*	1,137	4,005
Wm Morrison Supermarkets PLC	9,206	34,281
WPP PLC	4,855	62,737
		9,023,235
United States 1.2%
Amcor PLC, CDI	6,674	77,367
Avast PLC, 144A	2,265	18,199
Ferguson PLC	951	133,133
James Hardie Industries PLC, CDI	1,839	61,942
JS Global Lifestyle Co. Ltd., 144A	2,500	6,317
QIAGEN NV*	915	48,729
Samsonite International SA, 144A*	6,000	11,198
Schneider Electric SE	2,216	371,843
Sims Ltd.	685	8,251
Stellantis NV	8,471	162,774
Swiss Re AG	1,231	111,661
Tenaris SA	1,969	20,033
		1,031,447

Total Common Stocks (cost $60,757,638)		80,453,133
Exchange-Traded Fund 2.8%
United States
iShares MSCI EAFE ETF(a) (cost $1,837,100)	29,400	2,337,006
Preferred Stocks 0.8%
Germany 0.5%
Bayerische Motoren Werke AG (PRFC)	239	20,519

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description		Shares		Value
Preferred Stocks (Continued)
Germany (cont’d.)
FUCHS PETROLUB SE (PRFC)			289	$14,394
Henkel AG & Co. KGaA (PRFC)			723	73,304
Porsche Automobil Holding SE (PRFC)			635	68,770
Sartorius AG (PRFC)			102	61,732
Volkswagen AG (PRFC)			767	187,346
				426,065
South Korea 0.3%
Amorepacific Corp. (PRFC)			46	3,181
CJ CheilJedang Corp. (PRFC)			14	2,571
Hyundai Motor Co. (2nd PRFC)			155	14,067
Hyundai Motor Co. (PRFC)			88	8,133
LG Chem Ltd. (PRFC)			30	10,027
LG Electronics, Inc. (PRFC)			64	4,260
LG Household & Health Care Ltd. (PRFC)			8	4,682
Mirae Asset Securities Co. Ltd. (2nd PRFC)			712	2,859
Samsung Electronics Co. Ltd. (PRFC)			3,449	216,538
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)			15	2,110
Samsung SDI Co. Ltd. (PRFC)			8	3,076
				271,504

Total Preferred Stocks (cost $429,311)				697,569

Total Long-Term Investments (cost $63,024,049)				83,487,708
Short-Term Investments 4.2%
Affiliated Mutual Funds 3.9%
PGIM Core Ultra Short Bond Fund(wb)	1,192,279	1,192,279
PGIM Institutional Money Market Fund (cost $2,137,151; includes $2,137,108 of cash collateral for securities on loan)	2,138,434	2,137,151

Total Affiliated Mutual Funds (cost $3,329,430)				3,329,430

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $324,981)	0.045%	09/16/21	325	$324,982

Total Short-Term Investments (cost $3,654,411)				3,654,412

TOTAL INVESTMENTS 101.8% (cost $66,678,460)				87,142,120
Liabilities in excess of other assets(z) (1.8)%				(1,578,906)

Net Assets 100.0%				$85,563,214

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDI—Chess Depository Interest
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
PART CERT—Participation Certificates
PRFC—Preference Shares
REITs—Real Estate Investment Trust
RSP—Savings Shares
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
TRQX—Turquoise Stock Exchange
UTS—Unit Trust Security
XSWX—SIX Swiss Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $444 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,080,993; cash collateral of $2,137,108 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Futures contracts outstanding at July 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6	EURO STOXX 50	Sep. 2021	$290,963	$(3,461)
2	FTSE 100 Index	Sep. 2021	193,669	(3,978)
1	Gasoline/Crude Spread	Aug. 2021	78,405	580
1	Mid-Am British Pound	Sep. 2021	133,928	788
12	MSCI EAFE SEP21	Sep. 2021	1,391,640	(8,292)
2	TOPIX Index	Sep. 2021	347,295	(9,904)
				$(24,267)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).